Stock Option Plan	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Stock Option Plan
20.	STOCK OPTION PLAN
A reserve of 10,814,828 subordinate voting shares are available to be granted in stock options to officers and employees under the Company’s stock option plan. Such stock options are time vesting and 25% of the options will vest on each of the first, second, third and fourth anniversary of the grant. The stock options have a ten-year
term at the end of which the options expire.
Under the stock option plan existing prior to the initial public offering of the Company’s subordinate voting shares, the options vested or were eligible to vest in equal annual instalments on each of the five anniversary dates of the date of grant and were exercisable for a period of up to ten years from the grant date.
The following table summarizes the weighted-average fair value of options granted and the main assumptions that were used to calculate the fair value during the years ended January 31, 2023 and 2022:

	January 31, 2023	January 31, 2022
Weighted-average fair value at grant date	$40.67	$43.14
Weighted average assumptions used in the fair value models
Share price	$101.47	$109.67
Risk-free interest rate	2.47%	1.39%
Expected life	6.33 years	6.33 years
Expected volatility	40.28%	40.45%
Expected annual dividend per share	0.63%	0.47%
The Company uses the Black-Scholes option-pricing model to estimate the fair value of options granted. The expected volatility used in option pricing models is calculated based on historical volatility of similar listed entities.
The number of stock options varied as follows:

	Number of options	Weighted average exercise price
Balance as at February 1, 2021	4,503,122	$38.28
Granted	513,300	109.88
Forfeited/Cancelled	(38,350)	50.14
Exercised [a]	(1,668,032)	38.96
Balance as at January 31, 2022	3,310,040	48.90
Granted	589,500	103.15
Forfeited/Cancelled	(53,775)	61.53
Exercised [b]	(299,102)	38.47
Balance as at January 31, 2023	3,546,663	$58.60
[
a]
The weighted average stock price on these exercised stock options was $117.09.
[b]
The weighted average stock price on these exercised stock options was $101.46.

The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2023:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$20 to $24	34,025	$20.38	3.3	34,025	$20.38
$24 to $28	1,249,101	26.67	7.1	479,201	26.69
$36 to $40	126,350	39.45	4.4	126,350	39.45
$40 to $44	36,650	40.50	5.4	36,650	40.50
$44 to $48	683,375	46.15	6.4	421,526	46.15
$60 to $64	308,562	62.69	5.4	308,562	62.69
$64 to $68	22,700	64.15	6.9	14,000	64.15
$68 to $72	8,700	69.50	7.6	4,200	69.50
$88 to $92	39,400	90.31	9.7	—	—
$104 to $108	542,600	104.07	9.2	—	—
$108 to $112	488,100	109.66	8.2	108,175	109.66
$120 to $124	7,100	123.03	8.6	1,775	123.03
Balance as at January 31, 2023	3,546,663	$58.60	7.2	1,534,464	$46.94
The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2022:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$20 to $24	48,150	$20.39	4.3	48,150	$20.39
$24 to $28	1,399,426	26.67	8.0	216,226	26.74
$36 to $40	162,600	39.45	5.4	162,600	39.45
$40 to $44	49,575	40.42	6.5	38,100	40.49
$44 to $48	749,190	46.15	7.4	214,992	46.16
$60 to $64	350,374	62.69	6.4	190,986	62.69
$64 to $68	34,125	64.15	7.9	14,975	64.15
$68 to $72	9,000	69.50	8.6	2,250	69.50
$108 to $112	499,400	109.66	9.2	—	—
$120 to $124	8,200	123.03	9.6	—	—
Balance as at January 31, 2022	3,310,040	$48.90	7.7	888,279	$42.48
Share based compensation expense of $19.5 million for the year ended January 31, 2023 ($17.7 million for the year ended January 31, 2022) has been recorded in general and administrative expenses in the consolidated statements of net income.
As at January 31, 2023, the total unrecognized compensation cost related to unvested share-based payments tot
alled $22.0 million ($18.6 million as at January 31, 2022).